Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table presents certain information regarding compensation paid to Acme United’s CEO and other NEOs, and certain measured financial performance for the three years ended December 31, 2025. The amounts shown below are calculated in accordance with Item 402(v) of Regulation
S-K.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEOs		Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income ($000’s)

2025	$1,669,401	$1,476,451	(1)	$1,163,041	(4)	$1,030,231	$194	$10,185

2024	$1,231,621	$1,065,571	(2)	$831,653	(5)	$723,375	$177	$10,023

2023	$1,844,535	$2,457,648	(3)	$1,238,180	(6)	$1,675,367	$200	$8,148	(7)

(1)
To calculate the compensation “actually paid” to PEO for 2025, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($455,250) and an amount equal to $262,300 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(2)
To calculate the compensation “actually paid” to PEO for 2024, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($0) and an amount equal to $166,050 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(3)
To calculate the compensation “actually paid” to PEO for 2023, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($316,250) and an amount equal to $929,365 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(4)
To calculate the compensation “actually paid” to other NEOs for 2025, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($318,675) and an amount equal to $185,866 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(5)
To calculate the compensation “actually paid” to other NEOs for 2024, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($0) and an amount equal to $108,278 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(6)
To calculate the compensation “actually paid” to other NEOs for 2023, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($411,125) and an amount equal to $1,285,500 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(7)	Excludes a net gain in the amount of $9.6 million related to the disposition of the Camillus and Cuda product lines, as previously reported.

PEO Total Compensation Amount	$ 1,669,401	$ 1,231,621	$ 1,844,535
PEO Actually Paid Compensation Amount	$ 1,476,451	1,065,571	2,457,648
Adjustment To PEO Compensation, Footnote
(1)
To calculate the compensation “actually paid” to PEO for 2025, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($455,250) and an amount equal to $262,300 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(2)
To calculate the compensation “actually paid” to PEO for 2024, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($0) and an amount equal to $166,050 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(3)
To calculate the compensation “actually paid” to PEO for 2023, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($316,250) and an amount equal to $929,365 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

Non-PEO NEO Average Total Compensation Amount	$ 1,163,041	831,653	1,238,180
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,030,231	723,375	1,675,367
Adjustment to Non-PEO NEO Compensation Footnote
(4)
To calculate the compensation “actually paid” to other NEOs for 2025, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($318,675) and an amount equal to $185,866 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(5)
To calculate the compensation “actually paid” to other NEOs for 2024, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($0) and an amount equal to $108,278 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(6)
To calculate the compensation “actually paid” to other NEOs for 2023, the Option Awards value in the Summary Compensation Table (SCT) was deducted ($411,125) and an amount equal to $1,285,500 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

Compensation Actually Paid vs. Total Shareholder Return	The following graph illustrates the relationship during 2023-2025 of the Compensation Actually Paid for our CEO and other NEOs as calculated pursuant to SEC rules to our TSR.
Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship during 2023-2025 of the Compensation Actually Paid for our CEO and other NEOs as calculated pursuant to SEC rules to our Net Income.
Total Shareholder Return Amount	$ 194	177	200
Net Income (Loss)	10,185,000	10,023,000	8,148,000
PEO | Option Awards Value Deducted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(455,250)	0	(316,250)
PEO | Option Awards Value Added [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(262,300)	(166,050)	929,365
Non-PEO NEO | Option Awards Value Deducted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(318,675)	0	(411,125)
Non-PEO NEO | Option Awards Value Added [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (185,866)	$ (108,278)	$ 1,285,500